Securities - Summary of Amortized Cost Securities (Details) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	$ 91,678	$ 96,610
Canadian federal government
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	810	949
Canadian provincial and municipal governments
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	7,055	6,182
U.S. federal government
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	41,234	43,468
U.S. states, municipalities and agencies
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	145	165
Other governments
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	451	525
NHA MBS, U.S. agency MBS and CMO
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	35,154	37,770
Corporate debt
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	6,829	7,551
Fair value
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	86,022	90,448
Fair value | Canadian federal government
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	810	943
Fair value | Canadian provincial and municipal governments
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	7,108	6,220
Fair value | U.S. federal government
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	38,671	40,432
Fair value | U.S. states, municipalities and agencies
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	145	167
Fair value | Other governments
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	451	523
Fair value | NHA MBS, U.S. agency MBS and CMO
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	32,217	34,838
Fair value | Corporate debt
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	$ 6,620	$ 7,325